INCOME TAXES Schedule of classification of income tax expense (recovery) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense (recovery) — continuing operations	$ (1,277)	$ 1,611	$ (14,874)
Income tax expense — discontinued operations	0	24,295	1,644
Total	$ (1,277)	$ 25,906	$ (13,230)